Legal Matters	9 Months Ended
Sep. 30, 2012
Legal Matters

(8) Legal Matters

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of its business. During the first seven months of 2012, the Company was involved in one lawsuit as a defendant. On May 9, 2011, iHance, Inc. filed a complaint against the Company and Eloqua Corporation, its subsidiary, in the United States District Court for the Eastern District of Virginia, alleging that the Eloqua for Microsoft Outlook product, or ELMO, infringes U.S. Patent Nos. 7,072,947 and 7,076,533 and seeking declaratory judgment of willful infringement as well as injunctive and monetary relief. Trial on the iHance matter was scheduled for July 2012; however, on July 9, 2012, the Company settled the iHance matter, and the lawsuit was dismissed on July 12, 2012. Under the terms of the settlement, iHance granted the Company a non-exclusive, royalty-free license under its patents for the Company’s ELMO product for its existing customers for the remainder of the term for each outstanding customer agreement and covenanted not to sue the Company and its suppliers, distributors, resellers and customers for any infringement of the patents based on the making, using, offering for sale, selling or importing of the Company’s Eloqua Engage product. In July 2012, the Company paid $3,500,000 to iHance, the full amount of which has been included as a Litigation Settlement expense in the Company’s consolidated statements of operations for the nine month ended September 30, 2012.